Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2022	2021	2022	2021
Issued common shares at beginning of period	91,265,140	83,730,875	85,545,875	77,961,151
Effect of shares issued	-	20,707	3,710,562	3,130,375
Weighted average number of common shares outstanding – basic	91,265,140	83,751,582	89,256,437	81,091,526

Weighted average number of shares outstanding – diluted	91,265,140	83,751,582	89,256,437	81,091,526